Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.94%
Consumer discretionary: 7.88%
Diversified consumer services: 2.07%
Adtalem Global Education, Inc.†	19,916	$2,062,302
Liberty Live Holdings, Inc. Class C†	50,218	4,147,002
		6,209,304
Hotels, restaurants & leisure: 4.45%
Dutch Bros, Inc. Class A†	93,120	5,064,797
First Watch Restaurant Group, Inc.†	160,049	2,559,184
Genius Sports Ltd.†	321,850	2,800,095
Wingstop, Inc.	11,061	2,935,921
		13,359,997
Household durables: 1.36%
Taylor Morrison Home Corp. Class A†	66,756	4,068,778
Energy: 0.27%
Oil, gas & consumable fuels: 0.27%
Centrus Energy Corp. Class A†	2,878	800,890
Financials: 5.38%
Capital markets: 2.50%
Hamilton Lane, Inc. Class A	20,905	2,952,622
Miami International Holdings, Inc.†	109,337	4,562,633
		7,515,255
Consumer finance: 0.36%
Dave, Inc.†	6,586	1,078,063
Financial services: 0.77%
Shift4 Payments, Inc. Class A†	38,981	2,301,438
Insurance: 1.13%
Skyward Specialty Insurance Group, Inc.†	76,068	3,394,154
Software: 0.62%
Ethos Technologies, Inc. Class A†	123,879	1,864,379
Health care: 26.37%
Biotechnology: 4.46%
ADMA Biologics, Inc.†	209,746	3,628,606
Ascendis Pharma AS ADR†	20,472	4,628,719
Bridgebio Pharma, Inc.†	31,984	2,471,403
Vericel Corp.†	73,757	2,653,777
		13,382,505
Health care equipment & supplies: 4.15%
Glaukos Corp.†	42,929	5,124,864
iRhythm Holdings, Inc.†	47,472	7,334,899
		12,459,763
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Health care providers & services: 12.71%
Alignment Healthcare, Inc.†	217,478	$4,899,779
BrightSpring Health Services, Inc.†	103,796	4,076,069
Castle Biosciences, Inc.†	74,833	2,947,672
Ensign Group, Inc.	41,137	7,061,578
Guardant Health, Inc.†	49,102	5,599,592
HealthEquity, Inc.†	69,106	5,920,311
RadNet, Inc.†	109,120	7,649,312
		38,154,313
Life sciences tools & services: 2.17%
Bio-Techne Corp.	34,012	2,179,829
Repligen Corp.†	28,964	4,326,353
		6,506,182
Pharmaceuticals: 2.88%
Ligand Pharmaceuticals, Inc.†	24,455	4,697,806
Tarsus Pharmaceuticals, Inc.†	61,291	3,955,721
		8,653,527
Industrials: 37.37%
Aerospace & defense: 9.20%
AAR Corp.†	50,851	5,385,629
ATI, Inc.†	36,669	4,411,281
Carpenter Technology Corp.	19,830	6,302,569
Kratos Defense & Security Solutions, Inc.†	36,377	3,747,195
Mercury Systems, Inc.†	71,394	6,702,469
York Space Systems, Inc.†	30,940	1,050,413
		27,599,556
Building products: 5.11%
AAON, Inc.	39,360	3,584,121
Armstrong World Industries, Inc.	24,446	4,491,708
Modine Manufacturing Co.†	39,339	7,264,340
		15,340,169
Commercial services & supplies: 2.57%
Casella Waste Systems, Inc. Class A†	76,603	7,727,711
Construction & engineering: 4.69%
Argan, Inc.	8,294	2,878,931
Construction Partners, Inc. Class A†	66,956	7,357,125
Legence Corp. Class A†	81,953	3,844,415
		14,080,471
Electrical equipment: 4.44%
American Superconductor Corp.†	59,692	1,785,984
Amprius Technologies, Inc.†	194,575	2,420,513
See accompanying notes to portfolio of investments
2 | Allspring Emerging Growth Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Electrical equipment(continued)
Bloom Energy Corp. Class A†	41,859	$6,336,197
Power Solutions International, Inc.†	39,018	2,796,030
		13,338,724
Ground transportation: 1.41%
Saia, Inc.†	12,668	4,242,133
Machinery: 3.83%
CECO Environmental Corp.†	76,424	5,153,270
RBC Bearings, Inc.†	12,662	6,326,822
		11,480,092
Marine transportation: 1.08%
Kirby Corp.†	27,465	3,231,532
Professional services: 0.47%
Andersen Group, Inc. Class A†	62,676	1,407,076
Trading companies & distributors: 4.57%
Applied Industrial Technologies, Inc.	19,993	5,206,377
SiteOne Landscape Supply, Inc.†	26,554	3,811,561
Xometry, Inc. Class A†	82,355	4,704,941
		13,722,879
Information technology: 16.14%
Electronic equipment, instruments & components: 6.67%
Celestica, Inc.†	7,508	2,109,673
Fabrinet†	16,381	8,017,517
Frequency Electronics, Inc.†	26,712	1,404,517
Mirion Technologies, Inc. Class A†	240,468	5,973,225
Sanmina Corp.†	17,684	2,505,469
		20,010,401
IT services: 0.81%
DigitalOcean Holdings, Inc.†	43,816	2,420,834
Semiconductors & semiconductor equipment: 5.61%
Credo Technology Group Holding Ltd.†	34,197	4,284,200
Impinj, Inc.†	18,830	2,600,423
Rambus, Inc.†	36,752	4,183,480
Semtech Corp.†	72,347	5,769,674
		16,837,777
Software: 3.05%
Commvault Systems, Inc.†	19,408	1,663,265
Pegasystems, Inc.	34,765	1,518,883
Procore Technologies, Inc.†	43,302	2,446,130
SailPoint, Inc.†	119,845	1,880,368
ServiceTitan, Inc. Class A†	21,100	1,652,974
		9,161,620
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Shares	Value
Real estate: 1.67%
Real estate management & development: 1.67%
Cushman & Wakefield Ltd.†	305,493	$5,022,305
Utilities: 1.86%
Independent power and renewable electricity producers: 1.86%
Talen Energy Corp.†	16,062	5,595,358
Total common stocks (Cost $199,507,368)		290,967,186

		Yield
Short-term investments: 2.39%
Investment companies: 2.39%
Allspring Government Money Market Fund Select Class♠∞		3.63%	7,178,814	7,178,814
Total short-term investments (Cost $7,178,814)				7,178,814
Total investments in securities (Cost $206,686,182)	99.33%			298,146,000
Other assets and liabilities, net	0.67			1,999,665
Total net assets	100.00%			$300,145,665

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,193,041	$90,082,532	$(93,096,759)	$0	$0	$7,178,814	7,178,814	$144,273
See accompanying notes to portfolio of investments
4 | Allspring Emerging Growth Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$23,638,079	$0	$0	$23,638,079
Energy	800,890	0	0	800,890
Financials	16,153,289	0	0	16,153,289
Health care	79,156,290	0	0	79,156,290
Industrials	112,170,343	0	0	112,170,343
Information technology	48,430,632	0	0	48,430,632
Real estate	5,022,305	0	0	5,022,305
Utilities	5,595,358	0	0	5,595,358
Short-term investments
Investment companies	7,178,814	0	0	7,178,814
Total assets	$298,146,000	$0	$0	$298,146,000
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Growth Fund | 5